Operating leases and other commitment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Begininng balance	$ 383,969	$ 422,297
Renewed office lease	0	0
Accumulated amortization	(55,499)	(55,606)
Ending balance	$ 328,470	$ 366,691